Common Stock - Additional Information (Detail) - $ / shares	Dec. 31, 2023	Nov. 16, 2023	Dec. 31, 2022	Dec. 08, 2022	May 20, 2022
Common Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Common stock shares authorized	225,000,000		141,900,000
Common stock par value per share	$ 0.0001		$ 0.0001
Common stock additional number of shares authorized		83,100,000		6,900,000	5,000,000